Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of SEC Regulation S-K, Arcosa is providing the information below, including a table disclosing specified executive compensation and financial performance measures for the three most recently completed fiscal years.

	Summary Compensation Table Total to PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(5)	Average Summary Compensation Table Total to Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(6)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)(4)	Company Selected Measure: Adjusted EBITDA ($)(7)
Year					Company TSR ($)	Peer Group TSR ($)(3)

2022	6,322,796	8,628,851	1,540,270	1,742,629	123	118	245,800,000	325,100,000
2021	5,632,354	6,069,101	1,041,392	811,732	119	141	69,600,000	283,300,000
2020	5,442,103	15,314,301	1,221,695	2,125,492	124	111	106,600,000	283,700,000
(1) Mr. Carrillo is the PEO, the principal executive officer, reflected in the columns above.
(2) The non-PEO named executive officers ("Non-PEO NEOs") reflected in the columns above represent Messrs. Beasley, Cole, Collins, Essl, and Stevenson for 2020; Messrs. Beasley, Cole, Collins, Essl, and Stevenson, and Ms. Peck for 2021; and Messrs. Cole, Collins, Essl, and Stevenson, and Ms. Peck for 2022. Note that in 2021, both Mr. Beasley and Ms. Peck were included in the average with Mr. Beasley's departure and Ms. Peck's appointment as CFO in June 2021 resulting in an overall lower average Summary Compensation Table (SCT) total and Compensation Actually Paid (CAP) paid to Non-PEO NEOs in 2021 due to the forfeiture of Mr. Beasley's 2021 award.
(3) The Peer Group is the S&P Small Cap 600 Index.
(4) 2022 Net Income as adjusted is $106.8M after the gain on the sale of the Storage Tanks business, net of taxes, and impact of acquisition and divestiture related expenses, net of taxes.
(5) The following table provides the Compensation Actually Paid (CAP) to the PEO in 2022, 2021, and 2020:

Year	Salary ($)	Bonus and Non-Equity Incentive Plan Compensation ($)	All Other Compensation ($)	Summary Compensation Total ($)	Deductions from SCT Total(a) ($)	Additions to SCT Total(b) ($)	Compensation Actually Paid (CAP) ($)

2022	925,000	1,434,675	19,267	6,322,796	(3,943,232)	6,249,287	8,628,851
2021	925,000	1,008,250	18,363	5,632,354	(3,679,401)	4,116,148	6,069,101
2020	875,000	1,058,750	43,492	5,442,103	(3,463,309)	13,335,507	15,314,301
(a) Represents the grant date fair value of equity-based awards each year.
(b) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. Details of each of the adjustments as required by item 402(v)(2)(iii)(C)(1)(i) – (vi) are shown in the table below. The 2020 CAP to PEO reflects the increase in value of the one-time equity grant made to Mr. Carrillo when he became CEO in 2018.

PEO	2022 ($)	2021 ($)	2020 ($)

Year End Fair Value of Equity Awards Granted in the Year	4,347,961	3,456,718	7,136,620
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	1,184,598	(699,486)	6,155,892
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	677,217	1,313,003	—
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—
Value of Dividends Paid on Stock Awards not Otherwise reflected in Fair Value or Total Compensation	39,511	45,913	42,995
Total Equity Award Adjustments	6,249,287	4,116,148	13,335,507
(6) The following table provides the average Compensation Actually Paid (CAP) to Non-PEO NEOs in 2022, 2021, and 2020:

Year	Salary ($)	Bonus and Non-Equity Incentive Plan Compensation ($)	All Other Compensation ($)	Summary Compensation Total ($)	Deductions from SCT Total(a) ($)	Additions to SCT Total(b) ($)	Compensation Actually Paid (CAP)(c) ($)

2022	457,400	427,687	18,300	1,540,270	(636,883)	839,242	1,742,629
2021	390,894	232,940	18,849	1,041,392	(398,710)	169,050	811,732
2020	411,000	308,650	17,100	1,221,695	(484,945)	1,388,742	2,125,492
(a) Represents the grant date fair value of equity-based awards each year.
(b) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. Details of each of the adjustments as required by item 402(v)(2)(iii)(C)(1)(i) – (vi) are shown in the table below.

Average Non-PEO NEOs	2022 ($)	2021 ($)	2020 ($)

Year End Fair Value of Equity Awards Granted in the Year	702,246	376,929	983,647
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	139,977	(9,091)	548,190
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(5,651)	125,005	(146,949)
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	(326,582)	—
Value of Dividends Paid on Stock Awards not Otherwise reflected in Fair Value or Total Compensation	2,670	2,789	3,854
Total Equity Award Adjustments	839,242	169,050	1,388,742
(7) See Annex A for a reconciliation of Non-GAAP measures to the most comparable GAAP measures.

Company Selected Measure Name	Company Selected Measure: Adjusted EBITDA($)(7)
Named Executive Officers, Footnote [Text Block]	The non-PEO named executive officers ("Non-PEO NEOs") reflected in the columns above represent Messrs. Beasley, Cole, Collins, Essl, and Stevenson for 2020; Messrs. Beasley, Cole, Collins, Essl, and Stevenson, and Ms. Peck for 2021; and Messrs. Cole, Collins, Essl, and Stevenson, and Ms. Peck for 2022. Note that in 2021, both Mr. Beasley and Ms. Peck were included in the average with Mr. Beasley's departure and Ms. Peck's appointment as CFO in June 2021 resulting in an overall lower average Summary Compensation Table (SCT) total and Compensation Actually Paid (CAP) paid to Non-PEO NEOs in 2021 due to the forfeiture of Mr. Beasley's 2021 award.
Peer Group Issuers, Footnote [Text Block]	The Peer Group is the S&P Small Cap 600 Index.
PEO Total Compensation Amount	$ 6,322,796	$ 5,632,354	$ 5,442,103
PEO Actually Paid Compensation Amount	$ 8,628,851	6,069,101	15,314,301
Adjustment To PEO Compensation, Footnote [Text Block]	The following table provides the Compensation Actually Paid (CAP) to the PEO in 2022, 2021, and 2020:

Year	Salary ($)	Bonus and Non-Equity Incentive Plan Compensation ($)	All Other Compensation ($)	Summary Compensation Total ($)	Deductions from SCT Total(a) ($)	Additions to SCT Total(b) ($)	Compensation Actually Paid (CAP) ($)

2022	925,000	1,434,675	19,267	6,322,796	(3,943,232)	6,249,287	8,628,851
2021	925,000	1,008,250	18,363	5,632,354	(3,679,401)	4,116,148	6,069,101
2020	875,000	1,058,750	43,492	5,442,103	(3,463,309)	13,335,507	15,314,301
(a) Represents the grant date fair value of equity-based awards each year.
(b) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. Details of each of the adjustments as required by item 402(v)(2)(iii)(C)(1)(i) – (vi) are shown in the table below. The 2020 CAP to PEO reflects the increase in value of the one-time equity grant made to Mr. Carrillo when he became CEO in 2018.

PEO	2022 ($)	2021 ($)	2020 ($)

Year End Fair Value of Equity Awards Granted in the Year	4,347,961	3,456,718	7,136,620
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	1,184,598	(699,486)	6,155,892
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	677,217	1,313,003	—
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—
Value of Dividends Paid on Stock Awards not Otherwise reflected in Fair Value or Total Compensation	39,511	45,913	42,995
Total Equity Award Adjustments	6,249,287	4,116,148	13,335,507

Non-PEO NEO Average Total Compensation Amount	$ 1,540,270	1,041,392	1,221,695
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,742,629	811,732	2,125,492
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table provides the average Compensation Actually Paid (CAP) to Non-PEO NEOs in 2022, 2021, and 2020:

Year	Salary ($)	Bonus and Non-Equity Incentive Plan Compensation ($)	All Other Compensation ($)	Summary Compensation Total ($)	Deductions from SCT Total(a) ($)	Additions to SCT Total(b) ($)	Compensation Actually Paid (CAP)(c) ($)

2022	457,400	427,687	18,300	1,540,270	(636,883)	839,242	1,742,629
2021	390,894	232,940	18,849	1,041,392	(398,710)	169,050	811,732
2020	411,000	308,650	17,100	1,221,695	(484,945)	1,388,742	2,125,492
(a) Represents the grant date fair value of equity-based awards each year.
(b) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. Details of each of the adjustments as required by item 402(v)(2)(iii)(C)(1)(i) – (vi) are shown in the table below.

Average Non-PEO NEOs	2022 ($)	2021 ($)	2020 ($)

Year End Fair Value of Equity Awards Granted in the Year	702,246	376,929	983,647
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	139,977	(9,091)	548,190
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(5,651)	125,005	(146,949)
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	(326,582)	—
Value of Dividends Paid on Stock Awards not Otherwise reflected in Fair Value or Total Compensation	2,670	2,789	3,854
Total Equity Award Adjustments	839,242	169,050	1,388,742

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]	* 2022 Net Income as adjusted is $106.8M after the gain on the sale of the Storage Tanks business, net of taxes, and impact of acquisition and divestiture related expenses, net of taxes.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
The following charts provide a graphical depiction of the relationship between the CAP and the selected financial measures in addition to the relationship between Arcosa and the Peer Group's TSR. The 2020 CAP for both the PEO and the Non-PEO NEOs in each of the charts reflect a significant increase in stock price year over year and an increase in the estimated performance of outstanding PBRSUs in 2020. The 2020 CAP to PEO also includes the increase in value of the one-time equity grant made to Mr. Carrillo when he became CEO in 2018. The 2021 CAP to Non-PEO NEOs reflects the forfeiture of Mr. Beasley’s 2021 stock award, causing a decrease in the average CAP for the Non-PEO NEOs for 2021.
*Measurement point for each year is as of December 31.

Total Shareholder Return Amount	$ 123	119	124
Peer Group Total Shareholder Return Amount	118	141	111
Net Income (Loss)	$ 245,800,000	$ 69,600,000	$ 106,600,000
Company Selected Measure Amount	325,100,000	283,300,000	283,700,000
PEO Name	Mr. Carrillo
PEO salary	$ 925,000	$ 925,000	$ 875,000
PEO Bonus and Non-Equity Incentive Plan Compensation	1,434,675	1,008,250	1,058,750
PEO All Other Compensation	19,267	18,363	43,492
Non-PEO Salary	457,400	390,894	411,000
Non-PEO Bonus and Non-Equity Incentive Plan Compensation	427,687	232,940	308,650
Non-PEO All Other Compensation	$ 18,300	18,849	17,100
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	2022 Net Income as adjusted is $106.8M after the gain on the sale of the Storage Tanks business, net of taxes, and impact of acquisition and divestiture related expenses, net of taxes.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative Adjusted Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Return on Capital
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Working Capital
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,249,287	4,116,148	13,335,507
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,347,961	3,456,718	7,136,620
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,184,598	(699,486)	6,155,892
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	677,217	1,313,003	0
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends Paid on Stock Awards not Otherwise reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	39,511	45,913	42,995
PEO [Member] | Mr. Carrillo [Member] | Deductions from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,943,232)	(3,679,401)	(3,463,309)
PEO [Member] | Mr. Carrillo [Member] | Additions to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,249,287	4,116,148	13,335,507
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	839,242	169,050	1,388,742
Non-PEO NEO [Member] | Deductions from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(636,883)	(398,710)	(484,945)
Non-PEO NEO [Member] | Additions to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	839,242	169,050	1,388,742
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	702,246	376,929	983,647
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	139,977	(9,091)	548,190
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,651)	125,005	(146,949)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(326,582)	0
Non-PEO NEO [Member] | Value of Dividends Paid on Stock Awards not Otherwise reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,670	$ 2,789	$ 3,854